NATURE OF OPERATIONS (Narrative) (Details)	12 Months Ended
Aug. 31, 2022
Waterberg JV Co. [Member]
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Effective ownership proportion after combined ownership of Mnombo's ownership portion with Platinum Group Metals (RSA) (Pty) Ltd	63.05%